Marketable Securities (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Marketable Securities [Abstract]
Schedule of marketable securities
	Cost Basis $	Unrealized Gains $	Unrealized Losses $	Total $
August 31, 2020
Common stock	56,250	9,997	(38,584)
Total	56,250	9,997	(46,926)	19,321
November 30, 2020
Common stock	56,250	24,410	—
Total	56,250	34,407	(46,926)	43,731

	Cost Basis $	Unrealized Gains $	Unrealized Losses $	Total $
August 31, 2019
Common Stock	81,250	9,335	(12,124)
Total	81,250	9,335	(26,973)	63,612
August 31, 2020
Common Stock	56,250	9,997	(38,584)
Total	56,250	9,997	(46,926)	19,321